CION ARES DIVERSIFIED CREDIT FUND
MULTIPLE CLASS PLAN

       This Multiple Class Plan (the "Plan") is adopted by the CION Ares Diversified Credit Fund (the "Fund").
A majority of the members of the Board of Trustees
("Trustees"), including a majority of the Trustees who are considered independent and are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the advisors of the Fund (collectively, the "Independent
Trustees"), having determined that the Plan is in the best interests of the shareholders of each class of the Fund and the shareholders of the Fund as a whole, have approved the Plan.

       The provisions of the Plan are:

1.General Description of Classes. Each class of shares of the Fund shall represent investments in the same portfolio of securities of the Fund, shall have no exchange privileges or conversion features within the Fund unless an exchange or conversion feature is described in the Fund's Prospectuses, and shall be identical in all respects, except that, as provided for in the Fund's Prospectuses, each class shall differ with respect to: (i) asset-based service and/or distribution fees; (ii) shareholder services and expenses;
(iii) differences relating to sales loads, purchase minimums, eligible investors and exchange privileges; and/or (iv) the designation of each class of shares. The classes of shares designated by the Fund are set forth in Exhibit A.

2.Allocation of Income and Class Expenses.

a.Each class of shares shall have the same rights, preferences, voting powers, restrictions and limitations, except as follows:


(i)expenses related to the
distribution of a class of shares
or to the services provided to
shareholders of a class of shares
shall be borne solely by such
class;


(ii) the following expenses
attributable to the shares of a
particular class will be borne
solely by the class to which they
are attributable:


(a) asset-based service
and/or distribution fees,
account maintenance
and shareholder service
fees;


(b) extraordinary non-
recurring expenses
including litigation and
other legal expenses
relating to a particular
class; and


(c) such other expenses as
the Trustees determine
were incurred by a
specific class and are
appropriately paid by
that class.


(iii) Income, realized and unrealized
capital gains and losses, and
expenses that are not allocated
to a specific class pursuant to
this Section 2, shall be allocated
to each class of the Fund on the
basis of the net asset value of
that class in relation to the net
asset value of the Fund.


b. Investment advisory fees, custodial fees, and other expenses relating to the management of the Fund's assets shall not be allocated on a class-specific basis, but rather based upon relative net assets.

3. Voting Rights. Each class of shares will have exclusive voting rights with respect to matters that exclusively affect such class and separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

4. Exchanges. A class of shares of the Fund may be exchanged without payment of any exchange fee for another class of shares of the Fund at their respective net asset values, to the extent provided in the Fund's then-current prospectuses.

5. Class Designation. Subject to the approval by the Trustees of the Fund, the Fund may alter the nomenclature for the designations of one or more of its classes of shares.

6. Additional Information. This Plan is qualified by and subject to the terms of the Fund's then-current Prospectus for the applicable class of shares of the Fund; provided, however, that none of the terms set forth in any such Prospectus shall be inconsistent with the terms of this Plan.
The Fund's Prospectuses contain additional information about each class of shares of the Fund and the multiple class structure of such Fund.

7. Effective Date. This Plan is effective on July 11,
2017, provided that this Plan shall not become effective with respect to the Fund or a class of shares of the Fund unless first approved by a majority of the Trustees, including a majority of the Independent Trustees. This Plan may be terminated or amended at any time with respect to the Fund or a class of shares thereof by a majority of the Independent Trustees.

8. Miscellaneous. Any reference in this Plan to information in the Fund's Prospectuses shall mean information in the Fund's Prospectuses, as the same may be amended or supplemented from time to time, or in the Fund's Statement of Additional Information, as the same may be amended or supplemented from time to time.





EXHIBIT A

Classes as of July 11, 2017

Share Class Features*

Share Class 	Shareholder Servicing Fee

Class A			X

Class C			X

Class I

Class L			X


		Distribution  Fee

Class A

Class C			X

Class I

Class L			X

		Front-End Sales Charge

Class A			X

Class C

Class I

Class L			X

*The features and expenses of each share class are described in further detail in the Fund's
Prospectuses.



Information Classification: Company Internal

Information Classification: Company Internal